Inventories (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories Details
Raw materials	$ 259,833	$ 232,611	$ 76,165
Work in process	172,967	110,466	47,106
Finished goods	354,581	224,600	144,920
Total inventories (unaudited)	$ 787,381	$ 567,677	$ 268,191